Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Time charter revenue	$ 30,890	$ 35,334	$ 37,881
Time charter revenue - related party	126,207	123,944	128,956
Total operating revenue	157,097	159,278	166,837
OPERATING EXPENSES:
Vessel operating expenses	47,584	41,098	43,757
Vessel operating expenses - related parties	1,689	1,599	1,599
Time charter and voyage expenses	1,352	962	705
Time charter and voyage expenses - related party	222	0	0
Depreciation and amortization	35,455	37,981	42,805
Impairment of vessels	71,834	87,624	92,422
General and administrative expenses	9,221	5,367	6,224
Operating Loss	(10,260)	(15,353)	(20,675)
NON OPERATING INCOME/(EXPENSES)
Interest income	1,425	489	198
Interest and other finance expenses	(48,686)	(59,413)	(44,788)
Other income, net	212	51	216
Total non operating expenses	(47,049)	(58,873)	(44,374)
Loss before income taxes	(57,309)	(74,226)	(65,049)
Income taxes	(55)	(40)	(46)
Net Loss	(57,364)	(74,266)	(65,095)
Earnings allocated to Series B Preferred Shares	(3,062)	(3,062)	(3,062)
Net Loss available to Common Shareholders	$ (60,426)	$ (77,328)	$ (68,157)
Common Class A [Member]
Weighted average number of common shares outstanding
Basic and diluted	6,514,390	5,996,986	5,981,794
Net loss per common share
Basic and diluted	$ (7.42)	$ (12.89)	$ (11.39)
Common Class B [Member]
Weighted average number of common shares outstanding
Basic and diluted	925,745	925,745	925,745
Net loss per common share
Basic and diluted	$ 0	$ 0	$ 0